Nuveen Concentrated Core Fund
Nuveen Concentrated Core Fund
Investment Objective
The investment objective of the Fund is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 43 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 45 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Concentrated Core Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Concentrated Core Fund		Class A	Class C	Class I
Management Fees		0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.78%	0.83%	0.89%
Total Annual Fund Operating Expenses		1.85%	2.65%	1.71%
Fee Waivers and/or Expense Reimbursements	[1]	(0.63%)	(0.68%)	(0.74%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.22%	1.97%	0.97%
[1]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond December 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Concentrated Core Fund (USD $)	A	C	I
1 Year	692	200	99
3 Years	1,004	691	390
5 Years	1,404	1,280	785
10 Years	2,519	2,879	1,892

No Redemption
Expense Example, No Redemption Nuveen Concentrated Core Fund (USD $)	A	C	I
1 Year	692	200	99
3 Years	1,004	691	390
5 Years	1,404	1,280	785
10 Years	2,519	2,879	1,892

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing in a portfolio of 15-30 equity securities. Substantially all of the equity securities in which the Fund invests will be included in the Fund's benchmark index, the Russell 1000 Index, at the time of purchase. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities.

The Fund's sub-adviser will focus on larger capitalization companies in the Russell 1000 Index, and will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. The Fund's sub-adviser will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company's fundamentals.

The Fund may enter into stock index futures contracts to manage cash flows into and out of the Fund.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Investment Strategy Risk—Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Large Cap Stock Risk—Because it invests primarily in large capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.